Summary of Significant Accounting Policies - Advertising Costs (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketing and Advertising Expense [Abstract]
Advertising expense	$ 1.6	$ 1.4	$ 2.9	$ 1.0	$ 0.4